Label	Element	Value
Riskreturn	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2010
Entity Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0000722885
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2011
Prospectus Date	rr_ProspectusDate	Aug. 01, 2011
U.S. Equity Funds | Pear Tree Columbia Small Cap Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Columbia Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 71 percent of the average value of its portfolio for each class.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of small cap companies. The Fund considers U.S. small cap companies to be those having a market capitalization (at time of purchase) from $250 million to $2 billion.

The Fund employs a "quantitative" investment approach to selecting investments. The quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. The proprietary computer models of the sub-adviser of the Fund are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, the Fund's sub-adviser can monitor a portfolio of securities for consistency with the Fund's investment objectives. The Fund's sub-adviser also uses qualitative analysis, due diligence, fundamental research, and analysis of an issuer based upon its financial statements and operations to identify security or market events not otherwise captured by its models.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in stocks of small cap companies. The Fund considers U.S. small cap companies to be those having a market capitalization (at time of purchase) from $250 million to $2 billion.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Small Cap Companies

Small cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Small cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and priced the Fund's sub-adviser thinks appropriate.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is -4.09%
Best Quarter:	Q3 2009	17.75%
Worst Quarter:	Q4 2008	-33.47%

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	(4.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

U.S. Equity Funds | Pear Tree Columbia Small Cap Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBNX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.64%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,945
Annual Return 2001	rr_AnnualReturn2001	(2.27%)
Annual Return 2002	rr_AnnualReturn2002	(29.21%)
Annual Return 2003	rr_AnnualReturn2003	43.08%
Annual Return 2004	rr_AnnualReturn2004	22.87%
Annual Return 2005	rr_AnnualReturn2005	9.08%
Annual Return 2006	rr_AnnualReturn2006	21.03%
Annual Return 2007	rr_AnnualReturn2007	0.18%
Annual Return 2008	rr_AnnualReturn2008	(49.30%)
Annual Return 2009	rr_AnnualReturn2009	33.35%
Annual Return 2010	rr_AnnualReturn2010	26.93%
Label	rr_AverageAnnualReturnLabel	Ordinary Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.93%
5 Year	rr_AverageAnnualReturnYear05	0.80%
10 Year	rr_AverageAnnualReturnYear10	3.26%
U.S. Equity Funds | Pear Tree Columbia Small Cap Fund | Ordinary Shares | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Year	rr_AverageAnnualReturnYear05	0.42%
10 Year	rr_AverageAnnualReturnYear10	2.69%
U.S. Equity Funds | Pear Tree Columbia Small Cap Fund | Ordinary Shares | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.63%
5 Year	rr_AverageAnnualReturnYear05	0.72%
10 Year	rr_AverageAnnualReturnYear10	2.77%
U.S. Equity Funds | Pear Tree Columbia Small Cap Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QBNAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,670
Label	rr_AverageAnnualReturnLabel	Institutional Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.29%
5 Year	rr_AverageAnnualReturnYear05	1.12%
10 Year	rr_AverageAnnualReturnYear10	3.69%
U.S. Equity Funds | Pear Tree Columbia Small Cap Fund | Russell 2000 Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Year	rr_AverageAnnualReturnYear05	4.47%
10 Year	rr_AverageAnnualReturnYear10	6.33%
U.S. Equity Funds | Pear Tree Columbia Micro Cap Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Columbia Micro Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund had not commenced operations as of August 1, 2011, and thus, there is no annual portfolio turnover rate information included.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks of micro-cap companies. The Fund considers a micro-cap company to be a company having a market capitalization (at time of purchase) usually not to exceed the market capitalization of the largest company in the Russell Microcap Index (currently, $745 million). Most if not all of the securities held by the Fund are non-ADR securities that trade on a U.S. exchange.

The Fund employs a "quantitative" investment approach to selecting investments. A quantitative investment approach relies on financial models and computer data bases to assist in the stock selection process, with little or no subjectivity in the selection of individual portfolio securities. The financial model used by the Fund's Sub-adviser is proprietary and relies on certain traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as certain non-traditional factors. In general, the model periodically ranks a large universe of micro-cap companies, identifies approximately 100 companies as being the best investments from a universe that will vary depending on market conditions, but will generally not exceed 2,000 companies, and allocates portfolio weightings to each of those companies. The Fund's Sub-adviser evaluates each model-derived portfolio to determine if the model-generated portfolio must be modified so as to be consistent with the Fund's investment objective or to reflect events that may not otherwise be reflected in the model.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks of micro-cap companies. The Fund considers a micro-cap company to be a company having a market capitalization (at time of purchase) usually not to exceed the market capitalization of the largest company in the Russell Microcap Index (currently, $745 million). Most if not all of the securities held by the Fund are non-ADR securities that trade on a U.S. exchange.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Micro-Cap Companies

Micro-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Micro-cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently, in limited volume and on smaller markets, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and prices the Fund's investment adviser thinks appropriate, and at times, there may not be any market for such stocks.

Securities Lending Risk

Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Non-Diversification

The Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified," which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the calendar year ended August 1, 2011, and thus, there is no annual performance information included.
U.S. Equity Funds | Pear Tree Columbia Micro Cap Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTFMX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	183
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	975
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,116
U.S. Equity Funds | Pear Tree Columbia Micro Cap Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MICRX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	490
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	845
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,845
U.S. Equity Funds | Pear Tree Quality Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Quality Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 283 percent of the average value of its portfolio for each class. The Fund's revised investment strategy over the course of a full year is expected to generate significantly less portfolio turnover.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	283.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. issuers.  The Fund principally invests in stocks of large companies, that is, companies with a market capitalization of greater than $10 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities the Fund may purchase.

To manage the Fund's portfolio, the Fund's investment manager, in consultation with the Fund's sub-adviser, periodically selects a portfolio of securities organized as a mutual fund (the "target portfolio") and then purchases and sells Fund assets such that the Fund's portfolio generally holds the same securities and in the same percentages as the target portfolio as of the end of the target portfolio's most recent fiscal quarter.  In order for a mutual fund to be a potential target portfolio, the mutual fund must:

  Invest principally in stocks of large US companies;

  Be required to disclose publicly within 60 days of its quarter end its portfolio holdings as of the end of the quarter;

  Be managed by an investment adviser that is unaffiliated with the Fund's investment manager or sub-adviser; and

  Typically, allow only very large institutional investors to invest directly in the target portfolio.

In selecting a target portfolio for the Fund, the Fund's investment manager considers, among other things, whether the:

  Target portfolio may easily be replicated by the Fund;

  The Fund's purchases and sales of portfolio securities may potentially impact the management of the target portfolio;

  Target portfolio's investment objective and investment policies are compatible with the Fund's investment objective and investment policies;

  Target portfolio historically has a low rate of turnover;

  Target portfolio historically has had strong performance;

  Target portfolio's investment adviser has a solid reputation within the financial services industry; and

  Target portfolio's investment adviser generally uses a quantitative investment approach to manage the target portfolio.

If the Fund's assets significantly increase, the Fund may select more than one target portfolio.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. issuers.  The Fund principally invests in stocks of large companies, that is, companies with a market capitalization of greater than $10 billion at time of purchase. However, there is no minimum market capitalization for companies whose securities the Fund may purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

From time to time, a target portfolio may invest in non-U.S. securities.  In such cases, the Fund typically invests in American Depository Receipts (ADRs) representing interests in such securities. Non-U.S. securities, including ADRs, are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Difficulty in Comparing Fund Performance with Target Portfolio Performance

Fund performance typically does not mirror the target portfolio's performance.  Among other things, the holdings of the target portfolio may change significantly during the period between the end of a quarter and the time when those changes are publicly disclosed.  At such times, it is likely that the Fund is unaware of the changes, and as a result, may not be able to avoid a loss or benefit from a repositioning of its portfolio that has been anticipated by the target portfolio's investment adviser.  In addition, the target portfolio may have lower expenses relative to its assets than the Fund.

Inability to Conduct Due Diligence on Target Portfolio's Investment Adviser

Neither the Fund's investment manager nor sub-adviser has an agreement with a target portfolio's investment adviser.  As a result, they may be able to perform only limited due diligence on the investment adviser to determine, among other things, whether the investment adviser is adhering to the target portfolio's investment guidelines and whether the risks disclosed in the target portfolio's offering documents (e.g., its prospectus and statement of additional information) reflect the risks of the target portfolio.

Potential Impact on Target Portfolio

The Fund's purchases and sales of securities for its own portfolio may adversely impact the management of a target portfolio and thus, the Fund itself.

Accuracy of Target Portfolio Information

The Fund relies on each target portfolio to disclose publicly accurate information about its portfolio holdings on or before the deadlines required for such disclosure.  Any failure by a target portfolio to file accurate and timely portfolio information could affect the performance of the Fund.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. On January 27, 2011, the Fund changed its name to Quant Quality Fund, its investment strategy to its current strategy and its sub-adviser to Columbia Partners, L.L.C., Investment Management.  Performance shown for periods prior to January 27, 2011 does not reflect the current investment strategy.  Updated performance information is available at www.peartreefunds.com..
			[4]
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 9.21%
Best Quarter:	Q2 2009	15.53%
Worst Quarter:	Q4 2008	-23.84%

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	9.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

U.S. Equity Funds | Pear Tree Quality Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USBOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	537
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,074
Annual Return 2001	rr_AnnualReturn2001	(18.08%)
Annual Return 2002	rr_AnnualReturn2002	(24.19%)
Annual Return 2003	rr_AnnualReturn2003	18.24%
Annual Return 2004	rr_AnnualReturn2004	8.63%
Annual Return 2005	rr_AnnualReturn2005	10.56%
Annual Return 2006	rr_AnnualReturn2006	16.38%
Annual Return 2007	rr_AnnualReturn2007	(2.09%)
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	20.75%
Annual Return 2010	rr_AnnualReturn2010	7.10%
Label	rr_AverageAnnualReturnLabel	Ordinary Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Year	rr_AverageAnnualReturnYear05	(2.93%)
10 Year	rr_AverageAnnualReturnYear10	(2.71%)
U.S. Equity Funds | Pear Tree Quality Fund | Ordinary Shares | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Year	rr_AverageAnnualReturnYear05	(3.08%)
10 Year	rr_AverageAnnualReturnYear10	(2.85%)
U.S. Equity Funds | Pear Tree Quality Fund | Ordinary Shares | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Year	rr_AverageAnnualReturnYear05	(2.44%)
10 Year	rr_AverageAnnualReturnYear10	(2.26%)
U.S. Equity Funds | Pear Tree Quality Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QGIAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	748
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,726
Label	rr_AverageAnnualReturnLabel	Institutional Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Year	rr_AverageAnnualReturnYear05	(2.83%)
10 Year	rr_AverageAnnualReturnYear10	(2.42%)
U.S. Equity Funds | Pear Tree Quality Fund | S&P 500 Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Year	rr_AverageAnnualReturnYear05	2.29%
10 Year	rr_AverageAnnualReturnYear10	1.41%
International Equity Funds | Pear Tree Emerging Markets Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 68 percent of the average value of its portfolio for each class.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks, including depository receipts, warrants and rights, of emerging markets issuers. The Fund defines an emerging market issuer as an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index ("MSCI EM"). The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments. The Fund may invest in companies of any capitalization.

As of December 31, 2010, the countries included in the MSCI EM Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

The Fund generally invests in at least eight countries and three or more broad geographic regions, such as Latin America, Asia or Europe. The Fund may invest greater than 25 percent of its assets in a particular region, but not in a country.

The Fund employs a "quantitative" investment approach to selecting investments. The quantitative investment approach relies on financial models and computer databases to assist in the stock selection process. The proprietary computer models of the sub-adviser of the Fund are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-traditional factors. With the benefit of these rankings, the Fund's sub-adviser can monitor a portfolio of securities for consistency with the Fund's investment objectives. The Fund's sub-adviser also uses qualitative analysis, due diligence, fundamental research, and analysis of an issuer based upon its financial statements and operations to identify security or market events not otherwise captured by its models.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks, including depository receipts, warrants and rights, of emerging markets issuers. The Fund defines an emerging market issuer as an issuer having a country classification assigned by MSCI from a country included in the MSCI Emerging Markets Index ("MSCI EM"). The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments. The Fund may invest in companies of any capitalization.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it more difficult to value their emerging markets investments than the Fund's other foreign investments.

Derivatives

A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Even a small investment in derivatives could have a significant impact on the Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives the Fund may use include forward foreign currency exchange contracts, futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Securities Lending Risk

Securities lending involves two primary risks "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 2.89%
Best Quarter:	Q4 2003	32.05%

Worst Quarter:	Q4 2008	-32.62%

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	2.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Emerging Markets Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFFOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	961
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,088
Annual Return 2001	rr_AnnualReturn2001	(0.96%)
Annual Return 2002	rr_AnnualReturn2002	(3.33%)
Annual Return 2003	rr_AnnualReturn2003	80.75%
Annual Return 2004	rr_AnnualReturn2004	26.74%
Annual Return 2005	rr_AnnualReturn2005	29.56%
Annual Return 2006	rr_AnnualReturn2006	31.50%
Annual Return 2007	rr_AnnualReturn2007	45.44%
Annual Return 2008	rr_AnnualReturn2008	(59.20%)
Annual Return 2009	rr_AnnualReturn2009	70.37%
Annual Return 2010	rr_AnnualReturn2010	19.76%
Label	rr_AverageAnnualReturnLabel	Ordinary Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Year	rr_AverageAnnualReturnYear05	9.75%
10 Year	rr_AverageAnnualReturnYear10	16.29%
International Equity Funds | Pear Tree Emerging Markets Fund | Ordinary Shares | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.83%
5 Year	rr_AverageAnnualReturnYear05	9.38%
10 Year	rr_AverageAnnualReturnYear10	15.89%
International Equity Funds | Pear Tree Emerging Markets Fund | Ordinary Shares | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Year	rr_AverageAnnualReturnYear05	8.45%
10 Year	rr_AverageAnnualReturnYear10	14.71%
International Equity Funds | Pear Tree Emerging Markets Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEMAX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	826
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,806
Label	rr_AverageAnnualReturnLabel	Institutional Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.11%
5 Year	rr_AverageAnnualReturnYear05	10.04%
10 Year	rr_AverageAnnualReturnYear10	16.73%
International Equity Funds | Pear Tree Emerging Markets Fund | MSCI EM Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EM Index
1 Year	rr_AverageAnnualReturnYear01	19.20%
5 Year	rr_AverageAnnualReturnYear05	13.11%
10 Year	rr_AverageAnnualReturnYear10	16.23%
International Equity Funds | Pear Tree Polaris Foreign Value Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Polaris Foreign Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9 percent of the average value of its portfolio for each class.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of foreign markets issuers. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers. An emerging market issuer is one that is traded in, or organized under the laws of, the countries that comprise the MSCI Emerging Markets Index. Common stocks include securities such as depositary receipts, participatory notes, warrants and rights. The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

The Fund generally will be invested in issuers in ten or more foreign countries. The Fund may invest in companies of any capitalization.

The Fund's sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, because the sub-adviser believes that country and industry factors are important influences on security prices, it employs proprietary quantitative investment technology to evaluate data such as cash flow and interest rates to produce a ranking of country and industry sectors. Second, because the sub-adviser believes that normal security price fluctuations produce company valuations that can undervalue the cash flow or assets of a company, it uses traditional valuation criteria to regularly screen a database of more than 29,000 companies worldwide to identify a pool of approximately 500 or more securities with the greatest potential for undervalued streams of sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a "watch-list" of companies which may be used if the valuation of a company held in the Fund's portfolio falls below established limits.

The Fund's sub-adviser may utilize options in an attempt to improve the risk/return profile of the Fund's returns. Selling/writing call options is designed to provide income to the Fund (the writer of the call option is paid a premium, but is obligated to sell a security at a target price). Purchasing put options (the purchaser has the right to sell a security at a target price) is designed to protect the Fund from dramatic downward movements in a security, effectively locking in a minimum sale price for that security. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of foreign markets issuers. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it even more difficult to value their emerging markets investments than the Fund's other foreign investments.

Value Stocks.

If the Fund's sub-adviser's assessment of a company's prospects is wrong, or if the market fails to recognize the stock's value, the price of the company's stock may not approach the value that the Fund's sub-adviser believes is the full market value.

Derivatives

A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Even a small investment in derivatives could have a significant impact on a Pear Tree Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives that the Fund may invest in include futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar charts and tables provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance over time. The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return of the Ordinary Shares of Pear Tree Polaris Foreign Value Fund as of 6/30/2011 is 4.71%
Best Quarter:	Q2 2009	36.87%
Worst Quarter:	Q4 2008	-26.53%

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	4.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Annual Return 2001	rr_AnnualReturn2001	(3.41%)
Annual Return 2002	rr_AnnualReturn2002	0.07%
Annual Return 2003	rr_AnnualReturn2003	48.41%
Annual Return 2004	rr_AnnualReturn2004	28.25%
Annual Return 2005	rr_AnnualReturn2005	15.37%
Annual Return 2006	rr_AnnualReturn2006	31.03%
Annual Return 2007	rr_AnnualReturn2007	(1.85%)
Annual Return 2008	rr_AnnualReturn2008	(52.40%)
Annual Return 2009	rr_AnnualReturn2009	58.04%
Annual Return 2010	rr_AnnualReturn2010	20.01%
Label	rr_AverageAnnualReturnLabel	Ordinary Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Year	rr_AverageAnnualReturnYear05	3.03%
10 Year	rr_AverageAnnualReturnYear10	9.44%
International Equity Funds | Pear Tree Polaris Foreign Value Fund | Ordinary Shares | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Year	rr_AverageAnnualReturnYear05	1.97%
10 Year	rr_AverageAnnualReturnYear10	8.75%
International Equity Funds | Pear Tree Polaris Foreign Value Fund | Ordinary Shares | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.51%
5 Year	rr_AverageAnnualReturnYear05	2.36%
10 Year	rr_AverageAnnualReturnYear10	8.23%
International Equity Funds | Pear Tree Polaris Foreign Value Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QFVIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Label	rr_AverageAnnualReturnLabel	Institutional Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.34%
5 Year	rr_AverageAnnualReturnYear05	3.25%
10 Year	rr_AverageAnnualReturnYear10	9.69%
International Equity Funds | Pear Tree Polaris Foreign Value Fund | MSCI EAFE Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Year	rr_AverageAnnualReturnYear05	2.94%
10 Year	rr_AverageAnnualReturnYear10	3.94%
International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund
Riskreturn	rr_RiskReturnAbstract
Riskreturn [Heading]	rr_RiskReturnHeading	Pear Tree Polaris Foreign Value Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fee Table and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may results in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54 percent of the average value of its portfolio for each class.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of small companies issued in foreign markets. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers. An emerging market issuer is one that is traded in, or organized under the laws of, the countries that comprise the MSCI Emerging Markets Index. Common stocks include securities such as depositary receipts, participatory notes, warrants and rights. The Fund may also buy and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

The Fund generally will be invested in issuers in ten or more foreign countries. Although there is no minimum market capitalization for companies whose securities the Fund may purchase, a small cap company will have a market capitalization (at time of purchase) from $50 million to $2 billion.

The Fund's sub-adviser uses a three-step investment decision making process, with the objective to identify companies with the most undervalued streams of sustainable cash flow. First, because the sub-adviser believes that country and industry factors are important influences on security prices, it employs proprietary quantitative investment technology to evaluate data such as cash flow and interest rates to produce a ranking of country and industry sectors. Second, because the sub-adviser believes that normal security price fluctuations produce company valuations that can undervalue the cash flow or assets of a company, it uses traditional valuation criteria to regularly screen a database of more than 16,000 companies worldwide to identify a pool of approximately 250 or more securities with the greatest potential for undervalued streams of undervalued sustainable cash flow or assets. Third, the sub-adviser conducts rigorous fundamental research on the pool of companies identified by the first two steps of the investment process. The sub-adviser also maintains a "watch-list" of companies which may be used if the valuation of a company held in the Fund's portfolio falls below established limits.

The Fund's sub-adviser may utilize options in an attempt to improve the risk/return profile of the Fund's returns. Selling/writing call options is designed to provide income to the Fund (the writer of the call option is paid a premium, but is obligated to sell a security at a target price). Purchasing put options (the purchaser has the right to sell a security at a target price) is designed to protect the Fund from dramatic downward movements in a security, effectively locking in a minimum sale price for that security. The extent of the sub-adviser's use of options may vary over time based on the sub-adviser's assessment of market conditions and other factors.

The Fund may invest in derivatives, that is, a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. It also may lend its securities, and it may invest in various fixed-income securities and money market funds in order to manage its cash. The Fund also may take temporary defensive positions that are inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in common stocks of small companies issued in foreign markets. The Fund defines a foreign markets issuer is an issuer that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Generally, the Fund invests in foreign markets issuers in Europe, Australia, and the larger capital markets of the Far East; however, the Fund also may invest without limit in emerging markets issuers.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.

Market

The risk that movements in the securities markets or changes in the financial market conditions, such as interest rates, will adversely affect the price of the Fund's investments, regardless of how well the companies in which the Fund invests perform.

Equity Securities

The value of equity securities, such as common stocks and preferred stocks, may decline or fail to appreciate as expected. Such decline may be due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income investments.

Foreign Securities

Investment in non-U.S. securities are subject to certain risks, which may include: adverse currency movements, different accounting, auditing and financial reporting standards; adverse political and economic developments, including tax increases; limited legal recourse; unreliable or untimely information; higher trading costs, brokerage commissions and custodial fees; higher volatility and lower liquidity.

Emerging Markets

Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of foreign development, political stability, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times the Fund may find it even more difficult to value their emerging markets investments than the Fund's other foreign investments.

Small Cap Companies

Small cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small inexperienced management group. Small cap companies' earnings and revenue tend to be less predictable than larger companies. Stocks of these companies may trade less frequently and in limited volume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. Such stocks may be harder to sell at the times and priced the Fund's sub-adviser thinks appropriate.

Value Stocks.

If the Fund's sub-adviser's assessment of a company's prospects is wrong, or if the market fails to recognize the stock's value, the price of the company's stock may not approach the value that the Fund's sub-adviser believes is the full market value.

Derivatives

Even a small investment in derivatives could have a significant impact on a Pear Tree Fund's risk exposure to stock market values, interest rates or currency exchange rates. Certain derivatives may be less liquid and more difficult to value than other types of securities. Derivatives may be used for both hedging and investment purposes. Derivatives that the Fund may invest in include futures and options on securities.

Non-Diversification

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest a higher percentage of its assets in a smaller number of issuers. As a result, a decline in the value of the securities of one issuer could have a greater negative effect on the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar charts and tables indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time (the Fund commenced operations on May 1, 2008, therefore only two calendar years of performance is reported). The tables also compare the Fund's performance to a broad measure of market performance that reflects the type of securities in which the Fund invests. Of course, past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.peartreefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	past performance does not necessarily indicate how the Fund will perform (before and after taxes) in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Return Ordinary Class (Calendar year ended December 31) Returns for Institutional Shares will differ from the Ordinary Share returns due to differences in expenses between the classes.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date return of the Ordinary Shares of the Fund as of 6/30/2011 is 1.17%
Best Quarter:	Q2 2009	53.73%
Worst Quarter:	Q4 2008	-28.49%

Year To Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year To Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year To Date Return	rr_BarChartYearToDateReturn	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	53.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.49%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant To Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Performance Table One Class Of After Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances and may differ from those shown. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.

International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSOX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	920
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,002
Annual Return 2009	rr_AnnualReturn2009	83.13%
Annual Return 2010	rr_AnnualReturn2010	20.70%
Label	rr_AverageAnnualReturnLabel	Ordinary Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares | After Taxes On Distributions
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	20.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund | Ordinary Shares | After Taxes On Distributions and Sales
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Ordinary Shares After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund | Institutional Shares
Riskreturn	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QUSIX
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	147
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	457
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	789
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,728
Label	rr_AverageAnnualReturnLabel	Institutional Shares Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008
International Equity Funds | Pear Tree Polaris Foreign Value Small Cap Fund | S&P EPAC Index
Riskreturn	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P EPAC Index
1 Year	rr_AverageAnnualReturnYear01	19.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2008

[1]	Expenses incurred by the Fund as a result of investment in other mutual funds.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	Prior to November 2006, the Fund was called Quant Growth and Income Fund and SSgA Funds Management, Inc. served as sub-adviser to the Fund. On November 1, 2006, the Fund changed its name to Quant Long/Short Fund, and its principal investment strategy. On January 2, 2008, the Fund changed its sub-adviser to Analytic Investors, LLC.
[5]	The Manager has agreed until July 31, 2012 to (a) waive 0.15 percent of its management fee if the Fund's average daily net assets are up to $100 million and 0.25 percent of its management fee if the Fund's average daily net assets are $100 million or more, and (b) waive or reimburse Fund expenses relating to Institutional Shares such that the total annual fund operating expenses relating to Institutional Shares is not greater than 1.00 percent. These fee waivers only may be terminated with the approval of the Fund's board.